RELATED-PARTY TRANSACTIONS - Intercompany loans (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY TRANSACTIONS
Assets	R$ 2,678	R$ 134,354
Liabilities	(24,648)	(22,855)
Net financial income	6,089	8,277	R$ 4,767
Fundacao Gerdau
RELATED PARTY TRANSACTIONS
Assets	2,678	17,262
Gerdau Corsa S.A.P.I de C.V.
RELATED PARTY TRANSACTIONS
Assets		117,092
Bradley Steel Processors
RELATED PARTY TRANSACTIONS
Liabilities	R$ (24,648)	R$ (22,855)